Leases (Weighted-average Remaining Lease Term and Weighted-average Discount Rate) (Details)	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term (in years)	9 years 6 months
Weighted-average discount rate	10.60%